Financial instruments - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) term_loan_facility $ / MWh	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) term_loan_facility derivative_contract $ / MWh	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($) term_loan_facility $ / MWh	Feb. 15, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Apr. 09, 2021 CAD ($)	May 23, 2019 USD ($)
Derivative [Line Items]
Number of term loan facilities | term_loan_facility	2		2		2
Foreign currency gain (loss)	$ (48,440,000)	$ (2,995,000)	$ (40,595,000)	$ (3,268,000)
Liberty Power Group
Derivative [Line Items]
Foreign currency gain (loss)	(8,132,000)	6,534,000	(6,080,000)	13,274,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			(43,250,000)
Senior Unsecured Notes | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Par value									$ 350,000,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Derivative [Line Items]
Par value					$ 1,200,000,000	$ 200,000,000	$ 400,000,000	$ 400,000,000
Interest rate swaps designated as a hedge | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Derivative notional amount	350,000,000		350,000,000
Interest rate swaps designated as a hedge | U.S. Dollar Subordinated Unsecured Notes Series 2022-B [Member]
Derivative [Line Items]
Derivative notional amount	750,000,000		750,000,000
Currency Swap
Derivative [Line Items]
Derivative notional amount					$ 500,000,000
Foreign currency gain (loss)	(10,697,000)	7,453,000	(6,465,000)	11,467,000
Currency Swap | Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Derivative [Line Items]
Foreign currency gain (loss)	8,439,000	2,653,000	14,252,000	2,653,000
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)	2,149,000	70,000	$ 2,544,000	1,991,000
Ascendant
Derivative [Line Items]
Number of interest rate swaps redesignated as cash flow hedges | derivative_contract			2
Ascendant | Interest Rate Swap One
Derivative [Line Items]
Derivative notional amount	$ 87,627,000		$ 87,627,000
Derivative, fixed interest rate (percent)	3.28%		3.28%		3.28%
Ascendant | Interest Rate Swap Two
Derivative [Line Items]
Derivative notional amount	$ 8,875,000		$ 8,875,000
Derivative, fixed interest rate (percent)	3.02%		3.02%		3.02%
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)	$ (395,000)	$ 178,000	$ (220,000)	$ 446,000
Minimum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh	19.84		19.84		19.84
Minimum | Congestion revenue rights
Derivative [Line Items]
Forward price | $ / MWh	1.87		1.87		1.87
Minimum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)	0.0921		0.0921		0.0921
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)	0.25		0.25		0.25
Maximum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh	180.57		180.57		180.57
Maximum | Congestion revenue rights
Derivative [Line Items]
Forward price | $ / MWh	11.79		11.79		11.79
Maximum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)	0.0971		0.0971		0.0971
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)	0.37		0.37		0.37
Weighted Average | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh	42.72		42.72		42.72
Weighted Average | Congestion revenue rights
Derivative [Line Items]
Forward price | $ / MWh	4.49		4.49		4.49
Weighted Average | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)	0.0959		0.0959		0.0959